Subsequent event (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 18, 2020	Feb. 17, 2020	Jan. 23, 2020	Feb. 03, 2020	Jan. 15, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary Shares - Class A
Subsequent Event [Line Items]
Ordinary shares, par value						$ 0.001	$ 0.001
Subsequent event | January 2020 notes
Subsequent Event [Line Items]
Notes issued at par			$ 3,450
Notes issued amount			$ 4,002
Maturity date			Sep. 12, 2023
Interest rate payable on default (as a percent)			5.00%
Subsequent event | January 2020 notes | Ordinary Shares - Class A
Subsequent Event [Line Items]
Ordinary shares, par value				$ 0.001
Conversion Price				$ 3.17
Subsequent event | February 2020 notes
Subsequent Event [Line Items]
Notes issued at par		$ 13,100
Notes issued amount		$ 15,196
Maturity date		Sep. 12, 2023
Interest rate payable on default (as a percent)		5.00%
Subsequent event | Maximum
Subsequent Event [Line Items]
Common shares or ADS authorized in share repurchase program					$ 10,000
Subsequent event | Optimal Power Limited
Subsequent Event [Line Items]
Equity interest (as a percent)	80.00%
Total consideration	$ 28,000